Investments in associates and joint ventures (Tables)	12 Months Ended
Dec. 31, 2024
Investments in associates and joint ventures
Schedule of investment entities

	2024	2023
Joint ventures
Interligação Elétrica do Madeira S.A.	1,698,178	1,705,188
Transmissora Aliança de Energia Elétrica S.A.	1,513,758	1,513,497
Equion Energía Limited	1,178,279	1,037,418
Interligação Elétrica Paraguaçu S.A.	514,509	526,294
Interligação Elétrica Ivaí S.A.	488,211	456,076
Interligação Elétrica Garanhuns S.A.	478,839	500,889
Interligação Elétrica Aimorés S.A.	323,434	335,995
Conexión Kimal Lo Aguirre S.A.	163,339	119,069
Ecodiesel Colombia S.A.	69,054	85,030
Consorcio Eléctrico Yapay S.A.	23,505	—
PA Energía para la paz	8,657	—
Transnexa S.A. E.M.A.	8,545	8,545
Interconexión Eléctrica Colombia Panamá S.A.	4,995	2,544
Derivex S.A.	1,243	1,123
Parques de Rio	59	71
Interconexión Eléctrica Colombia Panamá S.A.S E.S.P.	4	4
	6,474,609	6,291,743
Less impairment:
Equion Energía Limited	(392,809)	(408,183)
Transnexa S.A. E.M.A.	(8,545)	(8,545)
	6,073,255	5,875,015
Associates
Gases del Caribe S.A. E.S.P.	1,529,219	1,527,699
ATP Tower Holdings	755,632	720,332
Gas Natural del Oriente S.A. E.S.P.	154,746	156,353
Gases de la Guajira S.A. E.S.P.	71,073	69,996
Extrucol S.A.	32,137	30,147
E2 Energía Eficiente S.A. E.S.P.	31,783	34,432
Serviport S.A.	9,399	9,399
Sociedad Portuaria Olefinas y Derivados S.A.	4,028	4,658
	2,588,017	2,553,016
Less impairment: Serviport S.A.	(9,399)	(9,399)
	2,578,618	2,543,617
	8,651,873	8,418,632

Schedule of movement of investments in associates and joint ventures

For the year ended December 31, 2024:

		Joint
	Associates	ventures	Total
Opening balance	2,543,617	5,875,015	8,418,632
Capital contributions	—	20,430	20,430
Effects of equity method through:
Profit or loss	135,144	629,222	764,366
Other comprehensive income	78,450	(117,716)	(39,266)
Dividends declared (1)	(178,593)	(349,070)	(527,663)
Impairment recovery (Note 18)	—	15,374	15,374
Closing balance	2,578,618	6,073,255	8,651,873
(1)

During 2024, dividends of $425,191 (2023:482,124) were received from: i) the joint ventures of Interconexión Eléctrica S.A.: Transmissora Aliança de Energía Elétrica, Interligação Elétrica Paraguaçu Interligação Elétrica Aimorés, Interligação Elétrica do Madeira S.A., and Interligação Elétrica Ivaí S.A. and ii) of the associates of Invercolsa: Gases del Caribe, Gas Natural del Oriente, Gases de la Guajira, and Extrucol.

For the year ended December 31, 2023:

		Joint
	Associates	ventures	Total
Opening balance	2,692,999	6,803,601	9,496,600
Capital contributions	—	853	853
Effects of equity method through:
Profit or loss	197,732	607,617	805,349
Other comprehensive income	(168,566)	(1,181,002)	(1,349,568)
Dividends declared (1)	(178,548)	(348,067)	(526,615)
Impairment (Note 18)	—	(7,987)	(7,987)
Closing balance	2,543,617	5,875,015	8,418,632
(1)	During 2023, Ecopetrol Business Group received dividends of $482,124 (2022: $1,471,134) from its investments Transmissora Aliança de Energía Elétrica, Interligação Elétrica Paraguaçu, Interligação Elétrica Aimorés, Gases del Caribe, Gas Natural del Oriente, Gases de la Guajira and Extrucol.

For the year ended December 31, 2022:

		Joint
	Associates	ventures	Total
Opening balance	2,608,156	5,749,030	8,357,186
Capital contributions	—	329,377	329,377
Effects of equity method through:
Profit or loss	126,329	642,093	768,422
Other comprehensive income	149,165	1,450,948	1,600,113
Dividends declared (1)	(190,651)	(1,365,755)	(1,556,406)
Impairment (Note 18)	—	(2,092)	(2,092)
Closing balance	2,692,999	6,803,601	9,496,600
(1)	During 2022, Ecopetrol Business Group received dividends of $1,471,134 (2021: $206,048) from its investments Transmissora Aliança de Energia Elétrica S.A., Interligação Elétrica do Madeira S.A., Gas Natural del Oriente S.A. E.S.P, Gases del Caribe S.A. E.S.P., Extrucol S.A., Gases de la Guajira S.A. E.S.P. and E2 Energía Eficiente S.A. E.S.P.

Schedule of breakdown of assets, liabilities and results of the main investments in associates and joint ventures

	2024			2023
	Interligação	Transmissora	Equion	Interligação	Transmissora	Equion
	Elétrica do	Aliança de	Energía	Elétrica do	Aliança de	Energía
	Madeira	Energia Elétrica	Limited	Madeira	Energia Elétrica	Limited
Statement of financial position
Current assets	650,066	1,648,936	104,545	675,192	2,167,294	1,395,515
Non–current assets	4,729,026	11,582,196	1,563,339	5,064,524	11,709,871	5,661
Total assets	5,379,092	13,231,132	1,667,884	5,739,716	13,877,165	1,401,176
Current liabilities	416,641	1,412,355	41,600	290,292	1,276,744	29,726
Non–current liabilities	1,843,439	6,875,987	29,121	2,288,606	7,327,321	42,056
Total liabilities	2,260,080	8,288,342	70,721	2,578,898	8,604,065	71,782
Equity	3,119,012	4,942,790	1,597,163	3,160,818	5,273,100	1,329,394
Other complementary information
Cash and cash equivalents	121,823	3,858	25,394	193,009	624	34,378

	2024			2023
	Interligação	Transmissora	Equion	Interligação	Transmissora	Equion
	Elétrica do	Aliança de	Energía	Elétrica do	Aliança de	Energía
	Madeira	Energia Elétrica	Limited	Madeira	Energia Elétrica	Limited
Statement of profit or loss
Sales revenue	572,619	1,757,883	125	613,807	1,165,129	11
Costs	(27,966)	(260,523)	(22,189)	(33,798)	(191,359)	(23,815)
Other operating expenses, net	—	(168,309)	(722)	—	(133,717)	(2,579)
Financial (expenses) income	(91,419)	81,962	95,397	(125,247)	327,744	82,424
Income tax	(92,027)	(70,168)	(22,673)	(97,899)	(46,465)	(17,323)
Financial year results	361,207	1,340,845	49,938	356,863	1,121,332	38,718
Other comprehensive results	—	10,073	1,014,048	—	(46,177)	796,213
Other complementary information
Depreciation and amortization	728	42,834	—	804	30,875	21

Schedule of reconciliation of equity of the significant investments and carrying amount of investments

	2024			2023
	Interligação	Transmissora	Equion	Interligação	Transmissora	Equion
	Elétrica do	Aliança de	Energía	Elétrica do	Aliança de	Energía
	Madeira	Energia Elétrica	Limited	Madeira	Energia Elétrica	Limited
Equity of the joint venture	3,119,012	4,942,790	1,597,163	3,160,818	5,273,100	1,329,394
% of Ecopetrol’s ownership	51.00%	14.88%	51.00%	51%	14.88%	51%
Ecopetrol’s ownership	1,590,696	735,487	814,553	1,612,017	784,637	677,991
Additional value of the investment	—	142,820	375,694	—	177,988	375,694
Impairment	—	—	(392,809)	—	—	(408,183)
Unrealized gain	—	—	(11,968)	—	—	(16,267)
Carrying amount of the investment	1,590,696	878,307	785,470	1,612,017	962,625	629,235